Financial Instruments - Summary of Consideration Payable in Relation to Acquisition (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of external credit grades [abstract]
Contingent consideration at beginning of year	₺ 359,554	₺ 358,304
Losses recognized in profit or loss	116,325	1,250
Contingent consideration at end of year	₺ 475,879	₺ 359,554